Apr. 01, 2016
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Direxion Daily Junior Gold Miners Index Bull 2X Shares

DIREXION SHARES ETF TRUST

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Supplement dated April 1, 2016 to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”) dated February 29, 2016

In addition, effective on or about May 2, 2016, the respective underlying index for each Fund listed below will change its name as shown in the table below and all references to each Current Index in the Funds’ Prospectuses and SAIs will be replaced with the respective New Index:

Fund Name	Current Index	New Index
Direxion Daily Russia Bull 3X Shares	Market Vectors Russia Index	MVIS Russia Index

Direxion Daily Russia Bear 3X Shares	Market Vectors Russia Index	MVIS Russia Index

Direxion Daily Junior Gold Miners Index Bull 3X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

Direxion Daily Junior Gold Miners Index Bear 3X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

Direxion Daily Junior Gold Miners Index Bull 2X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

Direxion Daily Junior Gold Miners Index Bear 2X Shares	Market Vectors Global Junior Gold Miners Index	MVIS Global Junior Gold Miners Index

For more information, please contact the Funds at (866) 476-7523.

* * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.